Conseco Fund Group

                          Classes A, B, C and Y Shares

                        Supplement Dated January 9, 2001,
                     to the Prospectus dated April 13, 2000
            as revised May 22, 2000, July 27, 2000, October 23, 2000
                              and December 1, 2000

The following disclosure replaces the information for Eric Todd, under the heading titled "Portfolio managers of the Conseco Fund Group":

FUND MANAGER                WITH CCM SINCE               PROFESSIONAL EXPERIENCE                  FUNDS
--------------------------------------------------------------------------------------------------------------

R. Anthony Jasinski         September 2000       o    Oversees high yield trading          Conseco High Yield
Vice President,
Trading                                          o    Co-manages privately placed
                                                      high yield portfolios

                                                 o    Portfolio Manager of other
                                                      affiliated investment companies

                                                 o    Prior to joining the Adviser,
                                                      Mr. Jasinski was a Managing
                                                      Director and Co-head of fixed
                                                      income trading at PPM America

                                                 o    Prior to PPM, he was a Vice
                                                      President of fixed income trading
                                                      for Scudder Kemper